Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Eric Forman [Member]
Legal and consulting fees charged to operations for services rendered	$ 14,000	$ 12,000	$ 38,000	$ 36,000	$ 48,000	$ 48,000
Dr. John Kovach [Member]
Salaries paid	$ 15,000	$ 15,000	$ 45,000	$ 45,000	$ 60,000	$ 60,000